Organization and Description of Business (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Organization and Description of Business [Abstract]
Accumulated deficit amount	$ (200,881,532)				$ (200,881,532)		$ (195,235,201)	$ (181,169,253)
Net loss	$ (2,783,982)	$ (2,862,349)	$ (3,929,518)	$ (3,559,805)	$ (5,646,331)	$ (7,489,323)	$ (14,065,948)	$ (12,446,216)
Going concern for a period of issuance of financial statements						1 year	1 year